FAIR VALUE DISCLOSURES, Difference Between Aggregate Fair value and Aggregate Remaining Contractual Principal (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans held for sale [Abstract]
Aggregate Fair Value	$ 44,753	$ 39,436	$ 35,946
Difference	1,257	844	437
Contractual Principal	$ 43,496	$ 38,592	$ 35,509